Summary of Significant Accounting Policies (Details) - Schedule of Fair Value Measurement - $ / shares			12 Months Ended
	Mar. 28, 2023	Jan. 05, 2023	Dec. 31, 2023
Put Option Liability from Smartconn Acquisition [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate		4.40%
Underlying share price		$ 26.4
Volatility		74.49%
Exercise Price
Option life (years)		2 years
Put Option Liability from Smartconn Acquisition [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise Price		$ 25.68
Put Option Liability from Smartconn Acquisition [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise Price		$ 120
Put Option Liability from Boxinrui Acquisition [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	3.98%
Underlying share price	$ 20.9
Volatility	73.53%
Exercise Price
Option life (years)	2 years
Put Option Liability from Boxinrui Acquisition [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise Price	$ 22.38
Put Option Liability from Boxinrui Acquisition [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise Price	$ 72